BUSINESS COMBINATIONS - Consideration Transferred for L4 Acquisition (Details) - USD ($) $ in Thousands		Nov. 14, 2016	Dec. 31, 2018	Feb. 15, 2018	Dec. 31, 2017	Feb. 15, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Cash paid			$ 4,328		$ 21,300		$ 19,525
Total consideration paid net of cash and cash equivalents acquired			4,137		19,149		$ 16,584
Other current financial liabilities	[1]		9,347		10,664
Other non-current financial liabilities			3,418		18,574
L4
Disclosure of detailed information about business combination [line items]
Cash paid		$ 11,000
Working capital adjustment		817
Contingent consideration		8,571		$ 1,850		$ 990
Total consideration paid net of cash and cash equivalents acquired		$ 20,388
Other current financial liabilities			0		1,845
Other non-current financial liabilities			$ 0		$ 1,803

[1]	Includes other financial liabilities related to business combinations of 9,335 and 10,664 as of December 31, 2018 and 2017, respectively (note 24.10) and the fair value of foreign exchange forward contracts of 12 as of December 31, 2018 (note 28.9.4).